Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 868,630	$ 223,888	$ 383,142	$ 197,210
Property, plant and equipment, useful life			3 years
Acquisition costs			$ 5,000